Restatement of Financial Statements - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable	$ 135,208		$ 135,208			$ 62,259
Goodwill	875,724		875,724			351,610		$ 355,667
Revenues	(108,177)	$ (63,213)	(241,636)	$ (178,747)
property and equipment, net	264,970		264,970			63,714
Accounts receivable	(91,496)	(51,045)	(204,406)	(152,588)
depreciation expense	(11,286)	(4,359)	(20,359)	(13,001)
shareholders' equity	$ (364,491)	(103,418)	$ (364,491)	(103,418)	$ (79,100)	(85,170)	$ (109,634)	$ (118,989)
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable		37,700		37,700		(28,868)
Goodwill		9,600		9,600		(8,994)
Revenues		3,900		14,341
property and equipment, net		15,600		15,600		(16,216)
Accounts receivable		(2,192)		(6,045)
depreciation expense		900		2,400
Loss on disposal of property and equipment		43		200
shareholders' equity		57,632		57,632		$ 54,562
Revision of Prior Period, Adjustment [Member] | Repairs And Maintenance [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable		$ 2,300		$ 6,400